Capital Stock & Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Capital Stock and Earnings (Loss) Per Share
Capital Stock and Earnings (Loss) Per Share

CAPITAL STOCK

OMH has two classes of authorized capital stock: preferred stock and common stock. OMH may issue preferred stock in series. The board of directors determines the dividend, liquidation, redemption, conversion, voting and other rights prior to issuance.

Par value and shares authorized at December 31, 2015 were as follows:

	Preferred Stock *	Common Stock

Par value	$0.01	$0.01
Shares authorized	300,000,000	2,000,000,000

*	No shares of preferred stock were issued and outstanding at December 31, 2015 or 2014.

Changes in shares of common stock issued and outstanding were as follows:

At or for the Years Ended December 31,	2015	2014	2013

Balance at beginning of period	114,832,895	114,832,895	100,000,000
Common shares issued	19,661,277	—	14,832,895
Balance at end of period	134,494,172	114,832,895	114,832,895

Equity Offering

On May 4, 2015, we completed an offering of 27,864,525 shares of common stock, consisting of 19,417,476 shares of common stock offered by us and 8,447,049 shares of common stock offered by the Initial Stockholder. Citigroup Global Markets Inc., Goldman, Sachs & Co., Barclays Capital Inc., and Credit Suisse Securities (USA) LLC acted as joint book-running managers.

The net proceeds from this sale to the Company were approximately $976 million, after deducting the underwriting discounts and commissions and additional offering-related expenses totaling $24 million. The net proceeds of the offering were contributed to Independence to finance a portion of the OneMain Acquisition.

EARNINGS (LOSS) PER SHARE

The computation of earnings (loss) per share was as follows:

(dollars in millions except earnings (loss) per share)
Years Ended December 31,	2015	2014	2013

Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$(220)	$463	$8
Denominator:
Weighted average number of shares outstanding (basic)	127,910,680	114,791,225	102,917,172
Effect of dilutive securities *	—	473,898	37,246
Weighted average number of shares outstanding (diluted)	127,910,680	115,265,123	102,954,418
Earnings (loss) per share:
Basic	$(1.72)	$4.03	$0.07
Diluted	$(1.72)	$4.02	$0.07

*
We have excluded the following shares in the diluted earnings (loss) per share calculation for 2015 and 2014 because these shares would be anti-dilutive, which could impact the earnings per share calculation in the future:

•2015: 591,606 performance shares and 489,653 service shares; and
•2014: 583,459 performance shares

Basic earnings (loss) per share is computed by dividing net income or loss by the weighted-average number of shares outstanding during each period. Diluted earnings (loss) per share is computed based on the weighted-average number of common shares plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares represent outstanding unvested restricted stock units (“RSUs”) and restricted stock awards (“RSAs”).